UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM ABS-15G

ASSET-BACKED SECURITIZER REPORT PURSUANT TO SECTION 15G OF THE SECURITIES EXCHANGE ACT OF 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

☐ Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period to

Date of Report (Date of earliest event reported)

Commission File Number of securitizer:

Central Index Key Number of securitizer:

Name and telephone number, including area code, of the person to contact in connection with this filing.

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1) ☐

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) ☐

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) ☐

☒ Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)

Central Index Key Number of depositor:            0000893709

                                          Harvest Funding PLC

Exact name of issuing entity as specified in its charter

Central Index Key Number of issuing entity (if applicable):

Central Index Key Number of underwriter (if applicable):

                         Gavin Parker, +44 (0) 20 7356 1174

Name and telephone number, including area code, of the person to contact in connection with this filing.

Item 2.01 Findings and Conclusions of a Third Party Due Diligence Report Obtained by the Issuer

The disclosures required by Rule 15Ga-2 (17 CFR 240.15Ga-2) for any third-party due diligence report obtained by the issuer are attached as an exhibit to this form. Please see Exhibit 99.1 for the related information.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

Bank of Scotland plc	(Securitizer, Depositor or Underwriter)

Date	April 8, 2026

/s/ Gavin Parker		(Signature)*
Gavin Parker, Head of Securitisation Execution and Collateral Management *Print name and title of the signing officer under his signature.

EXHIBIT INDEX

Exhibit	Description
Exhibit 99.1	Independent Accountant’s Report on Applying Asset Agreed Upon Procedures dated 10 February 2026 of Deloitte LLP.